Long-term Investments - Summary of Long Term Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	¥ 10,500	$ 1,648
Equity method investment, Ownership percentage	35.00%	35.00%
Income loss from equity method investments			¥ 276	$ 43	¥ 52	¥ 74
Committed capital			7,000	$ 1,098
Equity investments without readily determinable fair values			2,919		¥ 2,919			$ 458
Proceeds from providing facilitating services							¥ 41,117
Accrued liabilities and other liabilities			¥ 2,800					$ 439
Guangzhou City Government [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage							5.00%
Third Party Investor [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	¥ 19,500	$ 3,060